UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22882

BMO LGM Frontier Markets Equity Fund

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

BMO LGM Frontier Markets Equity Fund

Schedule of Investments

May 31, 2017 (Unaudited)

LGM Frontier Markets Equity Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2017

(Unaudited)

Description	Shares, Rights or Participation Units	Value
Common Stocks - 95.2%

Argentina - 3.7%
BBVA Banco Frances SA ADR (1)	149,094	$2,966,971
Bangladesh - 1.9%
British American Tobacco Bangladesh Co., Ltd.	44,103	1,530,690
Botswana - 0.6%
Letshego Holdings, Ltd.	1,966,140	434,040
Colombia - 2.1%
Almacenes Exito SA	99,167	530,450
Bolsa de Valores de Colombia	142,690,859	1,174,250

		1,704,700
Costa Rica - 4.5%
Florida Ice & Farm Co. SA	2,089,632	3,569,250
Croatia - 0.1%
Ledo DD	632	82,568
Egypt - 12.1%
Commercial International Bank Egypt SAE GDR	1,069,193	4,704,449
Eastern Tobacco	284,457	4,023,259
Edita Food Industries SAE	35,856	38,630
Edita Food Industries SAE GDR	19,754	104,696
Juhayna Food Industries (2)	1,618,520	777,963

		9,648,997
Georgia - 6.5%
BGEO Group PLC	98,211	4,641,488
Georgia Healthcare Group PLC (2)	124,700	562,344

		5,203,832
Ghana - 1.4%
Fan Milk, Ltd. (2)	355,900	950,440
Unilever Ghana, Ltd.	90,900	189,485

		1,139,925
Kenya - 5.5%
Barclays Bank of Kenya, Ltd.	9,095,200	792,418
British American Tobacco Kenya, Ltd.	189,793	1,469,839
East African Breweries, Ltd.	893,000	2,083,379
Uchumi Supermarkets, Ltd. (2)	595,500	14,124

		4,359,760
Mauritius - 2.8%
MCB Group, Ltd.	313,110	2,253,238
Nigeria - 4.6%
Guaranty Trust Bank PLC	20,362,119	2,200,209
Guaranty Trust Bank PLC GDR	245,000	1,163,750
Nigerian Breweries PLC	620,850	294,891

		3,658,850
Pakistan - 4.5%
Lucky Cement, Ltd.	98,600	808,118
United Bank, Ltd.	1,235,000	2,799,027

		3,607,145
Peru - 6.4%
Alicorp SA	1,607,167	3,891,993
BBVA Banco Continental SA	935,293	1,215,409

		5,107,402

Philippines - 2.3%
Universal Robina Corp.	566,110	1,842,488
Senegal - 4.8%
Sonatel	90,152	3,782,519
South Africa - 4.3%
Famous Brands, Ltd.	333,425	3,409,503
Sri Lanka - 2.2%
Ceylon Tobacco Co. PLC	135,730	861,726
Commercial Bank of Ceylon PLC	984,190	869,539

		1,731,265
Tanzania (United Republic of) - 1.8%
Tanzania Breweries, Ltd.	291,020	1,431,673
Tunisia - 1.3%
Delice Holding	148,095	1,066,061
United Arab Emirates - 4.5%
Aramex PJSC	2,600,313	3,610,562
United States - 4.3%
PriceSmart, Inc.	38,908	3,433,631
Vietnam - 10.9%
Phu Nhuan Jewelry JSC	235,040	986,102
Vietnam Dairy Products JSC	1,172,198	7,725,206

		8,711,308
Zimbabwe - 2.1%
Delta Corp., Ltd.	1,707,746	1,626,628

Total Common Stocks (identified cost $68,057,401)		75,913,006

Participation Notes - 1.9%

Luxembourg - 0.5%
Jarir Marketing Co., Issued by Merrill Lynch International & Co., Maturity Date 2/12/2020 (3)	10,480	405,183
United Kingdom - 1.4%
Saudia Dairy & Foodstuff Co., Issued by HSBC Bank PLC, Maturity Date 6/4/2018 (3)	33,783	1,141,744

Total Participation Notes (identified cost $1,695,834)		1,546,927

Rights - 0.0%

Sri Lanka - 0.0%
Commercial Bank of Ceylon PLC (2)	98,419	13,784

Total Rights (identified cost $0)		13,784

Short-Term Investments - 3.2%

Collateral Investment for Securities on Loan - 0.1%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.739% (4)	45,100	45,100

Mutual Funds - 3.1%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.940%	2,480,844	2,480,844

Total Short-Term Investments (identified cost $2,525,993)		2,525,944

Total Investments - 100.3% (identified cost $72,279,228)		79,999,661
Other Assets and Liabilities - (0.3)%		(223,215)

Total Net Assets - 100.0%		$79,776,446

LGM Frontier Markets Equity Fund

Industry Allocation

As of May 31, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$7,885,514	9.9%
Banks	21,353,260	26.8
Beverages	8,445,254	10.6
Building Materials	808,118	1.0
Commercial Services	562,344	0.7
Diversified Financial Services	3,861,528	4.9
Food	15,428,107	19.3
Holding Companies-Diversified	1,626,628	2.0
Household Products/Wares	189,485	0.2
Retail	8,359,686	10.5
Telecommunications	3,782,519	4.8
Transportation	3,610,563	4.5

Total Common Stocks	75,913,006	95.2
Participation Notes	1,546,927	1.9
Rights	13,784	0.0
Collateral Investment for Securities on Loan	45,100	0.1
Mutual Funds	2,480,844	3.1

Total Investments	79,999,661	100.3
Other Assets and Liabilities	(223,215)	(0.3)

Total Net Assets	$79,776,446	100.0%

Notes to Schedule of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for the Fund as of May 31, 2017.

(1)	Certain shares are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(4)	Please refer to Note 3, Securities Lending, in the Additional Information Associated with the Schedule of Investments.

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO LGM Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “Interval Fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). An Interval Fund continuously offers its shares to the public, but only offers to repurchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals. The Fund’s inception date is December 18, 2013.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the Morgan Stanley Capital International (“MSCI”) Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices, as described in the Fund’s Prospectus.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by the Fund and their respective gross unrealized appreciation and depreciation at May 31, 2017 are as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
$72,525,308	$12,771,368	$(5,300,015)	$7,471,353

3. Securities Lending

The Fund participates in a securities lending program, providing for the lending of equity securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company serves as the securities lending agent. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in the State Street Navigator Securities Lending Prime Portfolio money market fund. The valuation of collateral is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedule of Investments. When the Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. The Fund also is subject to the risks associated with the investments of cash collateral received from the borrower. Cash collateral received as part of the Fund’s securities lending program and invested in the State Street Navigator Securities Lending Prime Portfolio Money Market Fund at May 31, 2017 was $45,100. The value of securities loaned at May 31, 2017 was $43,780.

4. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Unit (or its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the period ended May 31, 2017, the Fund had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Fund did not hold any Level 3 securities as of May 31, 2017.

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Funds’ assets:

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$72,261,188	$—	$—	$72,261,188
Costa Rica	—	3,569,250	—	3,569,250
Croatia	—	82,568	—	82,568
Participation Notes	—	1,546,927	—	1,546,927
Rights	—	13,784	—	13,784
Short-Term Investments	2,525,944	—	—	2,525,944

Total	$74,787,132	$5,212,529	$—	$79,999,661

(1)	All sub-categories within Common Stocks represent Level 1 evaluation status.

It is the Fund’s policy to recognize transfers between category levels at the end of the period. As described above, the Fund has retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. These valuations resulted in transfers between categorizatin levels at May 31, 2017.

The following is a reconciliation of transfers between category levels from August 31, 2016 to May 31, 2017:

Transfers into Level 1	$—
Transfers out of Level 1	(3,651,818)

Net Transfers into Level 1	$(3,651,818)

Transfers into Level 2	$3,651,818
Transfers out of Level 2	—

Net Transfers out of Level 2	$3,651,818

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2017 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO LGM Frontier Markets Equity Fund

/s/ John M. Blaser
By: John M. Blaser
President
July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
July 26, 2017

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 26, 2017